Consolidated Statements of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Profit or Loss and Comprehensive Income
Net sales	€ 612,096	€ 449,487	€ 379,086
Cost of sales, exclusive of depreciation and amortization	(325,053)	(239,546)	(201,410)
Gross profit	287,043	209,941	177,676
Shipping and payment cost	(71,466)	(52,857)	(44,104)
Marketing expenses	(81,558)	(62,507)	(55,767)
Selling, general and administrative expenses	(157,151)	(66,427)	(52,038)
Depreciation and amortization	(8,232)	(7,885)	(7,686)
Other income (loss), net	(799)	645	995
Operating income	(32,162)	20,910	19,076
Finance income	22,416	56	1
Finance costs	(7,325)	(11,175)	(13,987)
Finance income (costs), net	15,091	(11,119)	(13,986)
Income before income taxes	(17,070)	9,791	5,090
Income tax expense	(15,534)	(3,441)	(3,439)
Net income (loss)	(32,604)	6,350	1,651
Foreign currency translation		4,730	1,406
Other comprehensive income		4,730	1,406
Comprehensive income (loss)	€ (32,604)	€ 11,080	€ 3,057
Basic earnings per share	€ (0.42)	€ 0.09	€ 0.02
Diluted earnings per share	€ (0.42)	€ 0.09	€ 0.02
Weighted average ordinary shares outstanding (basic)	77,360,088	70,190,687	70,190,687
Weighted average ordinary shares outstanding (diluted)	77,360,088	70,190,687	70,190,687